Property, Plant, and Equipment (Tables)	12 Months Ended
Oct. 31, 2011
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
As of October 31	2011		2010
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Land	$2,834	$-	$2,769	$-
Buildings	82,800	43,060	80,928	40,466
Equipment	80,627	56,923	82,303	60,625
Furniture and fixtures	1,608	1,566	2,358	2,124
Computer systems	77,869	73,112	81,780	69,548
Leasehold improvements	10,752	1,046	13,543	3,527
Facility modifications	36,418	26,462	34,991	22,062
Construction in-progress	6,951	-	9,954	-
	299,859	$202,169	308,626	$198,352
Accumulated depreciation	(202,169)		(198,352)
Property, plant and equipment	$97,690		$110,274